Financial instruments, risk management and capital management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial instruments, risk management and capital management
Cash and cash equivalents	$ 100,333	$ 90,869	$ 15,818	$ 7,338
Foreign exchange gain (loss)	2,923	2,040	$ (869)
Current liabilities	21,954	11,248
Borrowings		4,284
Credit risk
Financial instruments, risk management and capital management
Cash and cash equivalents	$ 100,300	90,900
Market risk
Financial instruments, risk management and capital management
Foreign currency exchange rate	16.8
Foreign exchange gain (loss)	$ 2,900
Additional gain or loss recognized in profit or loss	$ 5,300
Increase in interest rate or currency rate	1.00%
Liquidity risk
Financial instruments, risk management and capital management
Cash, cash equivalents and investments	$ 132,800
Current liabilities	17,600
Financial liabilities measured at amortized cost
Financial instruments, risk management and capital management
Financial liabilities	17,608	9,297
Financial liabilities measured at amortized cost | Borrowings
Financial instruments, risk management and capital management
Financial liabilities	4,640	4,284
Financial liabilities measured at amortized cost | Trade payables and other
Financial instruments, risk management and capital management
Financial liabilities	3,965	2,553
Financial liabilities measured at amortized cost | Accrued expenses and other current liabilities
Financial instruments, risk management and capital management
Financial liabilities	8,193	1,879
Financial liabilities measured at amortized cost | Lease liabilities
Financial instruments, risk management and capital management
Financial liabilities	810	581
Financial assets measured at amortized cost
Financial instruments, risk management and capital management
Financial assets	136,931	134,362
Financial assets measured at amortized cost | Cash and cash equivalents
Financial instruments, risk management and capital management
Financial assets	100,333	90,869
Financial assets measured at amortized cost | Investments
Financial instruments, risk management and capital management
Financial assets	32,535	42,334
Financial assets measured at amortized cost | Other non-current assets and security deposits
Financial instruments, risk management and capital management
Financial assets	809	796
Financial assets measured at amortized cost | Receivables and other
Financial instruments, risk management and capital management
Financial assets	$ 3,254	$ 363